UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 1,080	$ 552
Adjustments to reconcile profit (loss)
Depreciation expense	344	326
Amortization expense	26	37
Interest income	(3,952)	(4,609)
Interest expense	10	5
Net (gains) losses on financial liabilities at fair value through profit or loss	(46)	244
Share-based payment transactions	1,437	1,441
Changes in operating assets and liabilities
Accounts receivable	(134)	87
Current contract assets	1,214	2,130
Other receivables	0	3
Inventories	12	11
Other current assets	1,210	47
Current contract liabilities	1,622	3,035
Other payables	(51)	(1,183)
Other payables – related parties	3	(12)
Current provisions	(563)	320
Other current liabilities	(67)	(107)
Net defined benefit liability, non-current	1	1
Cash inflow generated from operations	2,146	2,328
Interest received	3,558	4,331
Interest paid	(10)	(5)
Income tax paid	(176)	(205)
Net cash flows from operating activities	5,518	6,449
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at amortized cost	(44,470)	(160,800)
Proceeds from disposal of financial assets at amortized cost	36,800	30,000
Acquisition of property, plant and equipment	(259)	(170)
Acquisition of intangible assets	(6)	(33)
Increase in guarantee deposits paid	(8)	0
Net cash flows used in investing activities	(7,943)	(131,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(239)	(203)
Payments to acquire treasury shares	0	(429)
Net cash flows used in financing activities	(239)	(632)
Effects of exchange rates changes on cash and cash equivalents	(411)	(262)
Net decrease in cash and cash equivalents	(3,075)	(125,448)
Cash and cash equivalents at beginning of period	123,871	162,616
Cash and cash equivalents at end of period	$ 120,796	$ 37,168